Schedule of Investments (unaudited) November 30, 2019	iShares® MSCI Malaysia ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Airlines — 0.6%
AirAsia Group Bhd	6,819,500	$2,759,477

Banks — 33.6%
AMMB Holdings Bhd	7,619,837	7,279,576
CIMB Group Holdings Bhd	22,355,212	27,726,565
Hong Leong Bank Bhd	2,989,140	12,095,407
Hong Leong Financial Group Bhd	1,054,900	4,117,053
Malayan Banking Bhd	18,084,281	36,934,973
Public Bank Bhd	14,274,980	67,059,765
RHB Bank Bhd(a)	7,372,702	9,991,498
RHB Capital Bhd(b)(c)	1,621,200	4

		165,204,841

Beverages — 1.1%
Fraser & Neave Holdings Bhd	674,400	5,609,639

Chemicals — 3.8%
Petronas Chemicals Group Bhd	11,031,300	18,647,427

Construction & Engineering — 2.7%
Gamuda Bhd	7,956,100	7,162,680
IJM Corp. Bhd	12,545,580	6,278,047

		13,440,727

Diversified Telecommunication Services — 0.9%
Telekom Malaysia Bhd	5,191,200	4,673,509

Electric Utilities — 9.2%
Tenaga Nasional Bhd	14,376,312	45,299,238

Energy Equipment & Services — 2.7%
Dialog Group Bhd	16,855,054	13,519,557

Food Products — 12.6%
Genting Plantations Bhd	1,237,600	3,058,071
IOI Corp. Bhd	8,665,930	9,025,930
Kuala Lumpur Kepong Bhd	1,962,700	10,968,375
Nestle Malaysia Bhd	323,500	11,099,617
PPB Group Bhd	2,615,719	11,398,560
QL Resources Bhd	2,983,000	5,178,199
Sime Darby Plantation Bhd	9,493,255	11,319,624

		62,048,376

Gas Utilities — 2.1%
Petronas Gas Bhd	2,728,600	10,126,493

Health Care Equipment & Supplies — 3.3%
Hartalega Holdings Bhd	6,946,200	8,731,605
Top Glove Corp. Bhd	7,061,700	7,608,680

		16,340,285

Health Care Providers & Services — 2.6%
IHH Healthcare Bhd	10,082,100	12,963,217

Hotels, Restaurants & Leisure — 4.9%
Genting Bhd	9,800,900	13,681,132
Genting Malaysia Bhd	13,646,700	10,259,939

		23,941,071

Security	Shares	Value

Industrial Conglomerates — 2.7%
HAP Seng Consolidated Bhd	2,860,900	$6,781,494
Sime Darby Bhd	12,503,655	6,736,077

		13,517,571

Marine — 2.0%
MISC Bhd	5,129,320	10,009,328

Metals & Mining — 1.5%
Press Metal Aluminium Holdings Bhd(a)	6,496,300	7,310,573

Multi-Utilities — 0.5%
YTL Corp. Bhd	12,368,762	2,472,864

Oil, Gas & Consumable Fuels — 1.3%
Petronas Dagangan Bhd	1,139,400	6,247,399

Tobacco — 0.5%
British American Tobacco Malaysia Bhd	647,400	2,526,666

Transportation Infrastructure — 2.7%
Malaysia Airports Holdings Bhd	4,614,200	9,169,846
Westports Holdings Bhd	3,918,500	3,912,401

		13,082,247

Wireless Telecommunication Services — 8.4%
Axiata Group Bhd	12,587,700	12,447,552
DiGi.Com Bhd	14,294,700	15,333,474
Maxis Bhd(a)	10,783,600	13,374,608

		41,155,634

Total Common Stocks — 99.7% (Cost: $384,514,171)		490,896,139

Short-Term Investments

Money Market Funds — 0.7%
BlackRock Cash Funds: Institutional, SL Agency Shares, 1.82%(d)(e)(f)	2,884,117	2,885,271
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.57%(d)(e)	504,000	504,000

		3,389,271

Total Short-Term Investments — 0.7% (Cost: $3,388,376)		3,389,271

Total Investments in Securities — 100.4% (Cost: $387,902,547)		494,285,410

Other Assets, Less Liabilities — (0.4)%		(1,939,262)

Net Assets — 100.0%		$492,346,148

(a)	All or a portion of this security is on loan.
(b)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(c)	Non-income producing security.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period-end.
(f)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Schedule of Investments (unaudited) (continued) November 30, 2019	iShares® MSCI Malaysia ETF

Affiliates

Investments in issuers considered to be affiliates of the Fund during the three months ended November 30, 2019, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 08/31/19	Net Activity	Shares Held at 11/30/19	Value at 11/30/19	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	3,581,320	(697,203)	2,884,117	$2,885,271	$34,216	(a)	$(241)	$(184)
BlackRock Cash Funds: Treasury, SL Agency Shares	198,000	306,000	504,000	504,000	1,879		—	—

				$3,389,271	$36,095		$(241)	$(184)

(a)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of November 30, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$490,896,135	$—	$4	$490,896,139
Money Market Funds	3,389,271	—	—	3,389,271

	$494,285,406	$—	$4	$494,285,410

2